SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Acquisition of an Australian regulated utility
On February 16, 2022, our company acquired an approximate 10% non-controlling interest in AusNet Services Ltd., an Australian regulated utility, for approximately $0.5 billion.